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                                   SUPPLEMENT
                            DATED OCTOBER 4, 2004 TO
                HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES
          DATED MAY 1, 2004, AS SUBSEQUENTLY SUPPLEMENTED JULY 19, 2004


                                   SUPPLEMENT
                            DATED OCTOBER 4, 2004 TO
                HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES
          DATED MAY 1, 2004, AS SUBSEQUENTLY SUPPLEMENTED JULY 19, 2004


THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED SEPTEMBER 30, 2004 TO HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 3, 2004 AND TO HARTFORD HLS FUNDS
                PROSPECTUS FOR CLASS IB SHARES DATED MAY 3, 2004



     On page 63 of the Prospectus for Class IA shares and the Prospectus for Class IB shares, under the heading "Hartford International Small Company HLS Fund; Principal Investment Strategy", the first sentence shall be revised to read as follows:

          Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion.